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      As filed with the Securities and Exchange Commission on June 25, 2003


                                                   Registration Nos. 33-105846
                                                                     811-21366


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------


                                    FORM N-1A/A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                       PRE-EFFECTIVE AMENDMENT NO. 2               [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940            [X]


                            -------------------------

                               THE XYZ FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                          59 East 78th Street, Suite 2
                               New York, NY 10021
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 737-9590

                                 HOWARD HOROWITZ
                               H TEAM CAPITAL, LLC
                      Chairman and Chief Executive Officer
                          59 East 78th Street, Suite 2
                               New York, NY 10021
                     (Name and Address of Agent for Service)

                            -------------------------

                                   Copies to:
                                Steven R. Howard
                  Paul, Weiss, Rifkind, Wharton & Garrison, LLP
                           1285 Avenue of the Americas
                             New York, NY 10019-6064


         Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  One (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  On (date) pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            -------------------------


         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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                                EXPLANATORY NOTE

         This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for The XYZ Fund Trust incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on June 4, 2003. This Pre-Effective Amendment is being filed to delay the effective date.



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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 25th day of June, 2003.

                                          THE XYZ FUND TRUST


                                          By:  /s/ Howard Horowitz
                                             -----------------------------------
                                             Howard Horowitz
                                             Trustee, Chairman of the Board
                                             and President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               Signature                                 Title                                  Date
               ---------                                 -----                                  ----
/s/ Howard Horowitz                      Trustee, Chairman of the Board                     June 25, 2003
------------------------------------     (principal executive officer), and
Howard Horowitz                          President
